Warrants - Summary of Warrant Activity (Parenthetical) (Detail) (USD $)	1 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Dec. 31, 2012	Feb. 11, 2013 IPO [Member]	Feb. 11, 2013 Subsequent Event [Member] IPO [Member]
Schedule Of Outstanding Options And Warrants [Line Items]
Share price of warrants held by related party				$ 15.00	$ 15.00
Warrants held by director in total				530,022	523,551
Share price of common stock at the completion of IPO	$ 10.00
Shares issuable on exercise of warrants outstanding		1,926,477	1,919,643
Number of warrants effected with adjusted exercise price		1,656,860